ACCRUALS AND OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
OtherCurrentLiabilitiesLineItems [Line Items]
Accrued expenses and other liabilities	$ 2,907	$ 1,691
Accrued Operating Expenses [Member]
OtherCurrentLiabilitiesLineItems [Line Items]
Accrued expenses and other liabilities	830	1,145
Deposits [Member]
OtherCurrentLiabilitiesLineItems [Line Items]
Accrued expenses and other liabilities	243	204
Advances From Customers [Member]
OtherCurrentLiabilitiesLineItems [Line Items]
Accrued expenses and other liabilities	1,299	323
Unrealized Losses On Commodity Furture Contracts [Member]
OtherCurrentLiabilitiesLineItems [Line Items]
Accrued expenses and other liabilities	519	14
GST Payables [Member]
OtherCurrentLiabilitiesLineItems [Line Items]
Accrued expenses and other liabilities	$ 16	$ 5